Share-based Compensation (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan) (Details) - Sogou 2017 Share Incentive Plan [Member] - Class A Ordinary Shares [Member] - Share Options [Member] - shares
	12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		28,000,000
Maximum term of share rights granted under share incentive plan	10 years